Related Party Transactions - Narrative (Details) - rig	6 Months Ended	10 Months Ended	14 Months Ended
	Jun. 30, 2025	Oct. 19, 2022	Dec. 31, 2023
Nonrelated party
Related Party Transaction [Line Items]
Number of rigs on bareboat charter	5
Perfomex
Related Party Transaction [Line Items]
Number of rigs		3
Number of rigs on bareboat charter			5
Perfomex II
Related Party Transaction [Line Items]
Number of rigs		2